Long Term Debt (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Long term debt [Line Items]
Interest expense	$ 3,455	$ 3,801
Amortization of deferred finance fees	292	257
Other finance fees	$ 47	$ 84